Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST II
Entity Central Index Key	0000743861
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000178763 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class R6
Trading Symbol	JFDRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class R6/JFDRX)	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 268,664,675
Holdings Count | Holding	42
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$268,664,675
Total number of portfolio holdings	42
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	4.8%
Citigroup, Inc.	4.7%
Morgan Stanley	4.6%
Fifth Third Bancorp	4.0%
Columbia Banking System, Inc.	3.8%
NN Group NV	3.5%
Popular, Inc.	3.3%
The Hartford Insurance Group, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Sumitomo Mitsui Trust Group, Inc.	3.1%

Industry Composition
Banks	52.0%
Capital markets	22.9%
Insurance	14.4%
Financial services	3.7%
Consumer finance	3.3%
Industrial REITs	2.0%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citizens Financial Group, Inc.	4.8%
Citigroup, Inc.	4.7%
Morgan Stanley	4.6%
Fifth Third Bancorp	4.0%
Columbia Banking System, Inc.	3.8%
NN Group NV	3.5%
Popular, Inc.	3.3%
The Hartford Insurance Group, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Sumitomo Mitsui Trust Group, Inc.	3.1%

C000173131 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class I
Trading Symbol	JFIFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class I/JFIFX)	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 268,664,675
Holdings Count | Holding	42
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$268,664,675
Total number of portfolio holdings	42
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	4.8%
Citigroup, Inc.	4.7%
Morgan Stanley	4.6%
Fifth Third Bancorp	4.0%
Columbia Banking System, Inc.	3.8%
NN Group NV	3.5%
Popular, Inc.	3.3%
The Hartford Insurance Group, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Sumitomo Mitsui Trust Group, Inc.	3.1%

Industry Composition
Banks	52.0%
Capital markets	22.9%
Insurance	14.4%
Financial services	3.7%
Consumer finance	3.3%
Industrial REITs	2.0%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citizens Financial Group, Inc.	4.8%
Citigroup, Inc.	4.7%
Morgan Stanley	4.6%
Fifth Third Bancorp	4.0%
Columbia Banking System, Inc.	3.8%
NN Group NV	3.5%
Popular, Inc.	3.3%
The Hartford Insurance Group, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Sumitomo Mitsui Trust Group, Inc.	3.1%

C000001811 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class C
Trading Symbol	FIDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class C/FIDCX)	$103	2.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.00%
Net Assets	$ 268,664,675
Holdings Count | Holding	42
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$268,664,675
Total number of portfolio holdings	42
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	4.8%
Citigroup, Inc.	4.7%
Morgan Stanley	4.6%
Fifth Third Bancorp	4.0%
Columbia Banking System, Inc.	3.8%
NN Group NV	3.5%
Popular, Inc.	3.3%
The Hartford Insurance Group, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Sumitomo Mitsui Trust Group, Inc.	3.1%

Industry Composition
Banks	52.0%
Capital markets	22.9%
Insurance	14.4%
Financial services	3.7%
Consumer finance	3.3%
Industrial REITs	2.0%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citizens Financial Group, Inc.	4.8%
Citigroup, Inc.	4.7%
Morgan Stanley	4.6%
Fifth Third Bancorp	4.0%
Columbia Banking System, Inc.	3.8%
NN Group NV	3.5%
Popular, Inc.	3.3%
The Hartford Insurance Group, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Sumitomo Mitsui Trust Group, Inc.	3.1%

C000001809 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class A
Trading Symbol	FIDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class A/FIDAX)	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 268,664,675
Holdings Count | Holding	42
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$268,664,675
Total number of portfolio holdings	42
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	4.8%
Citigroup, Inc.	4.7%
Morgan Stanley	4.6%
Fifth Third Bancorp	4.0%
Columbia Banking System, Inc.	3.8%
NN Group NV	3.5%
Popular, Inc.	3.3%
The Hartford Insurance Group, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Sumitomo Mitsui Trust Group, Inc.	3.1%

Industry Composition
Banks	52.0%
Capital markets	22.9%
Insurance	14.4%
Financial services	3.7%
Consumer finance	3.3%
Industrial REITs	2.0%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citizens Financial Group, Inc.	4.8%
Citigroup, Inc.	4.7%
Morgan Stanley	4.6%
Fifth Third Bancorp	4.0%
Columbia Banking System, Inc.	3.8%
NN Group NV	3.5%
Popular, Inc.	3.3%
The Hartford Insurance Group, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Sumitomo Mitsui Trust Group, Inc.	3.1%

C000001813 [Member]
Shareholder Report [Line Items]
Fund Name	Regional Bank Fund
Class Name	Class A
Trading Symbol	FRBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class A/FRBAX)	$64	1.19%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.19%
Net Assets	$ 873,859,174
Holdings Count | Holding	99
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$873,859,174
Total number of portfolio holdings	99
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.4%
Fifth Third Bancorp	3.1%
Huntington Bancshares, Inc.	3.1%
Citizens Financial Group, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.6%
WSFS Financial Corp.	2.4%
Popular, Inc.	2.3%
U.S. Bancorp	2.3%
East West Bancorp, Inc.	2.2%

Industry Composition
Banks	99.8%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.4%
Fifth Third Bancorp	3.1%
Huntington Bancshares, Inc.	3.1%
Citizens Financial Group, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.6%
WSFS Financial Corp.	2.4%
Popular, Inc.	2.3%
U.S. Bancorp	2.3%
East West Bancorp, Inc.	2.2%

C000001815 [Member]
Shareholder Report [Line Items]
Fund Name	Regional Bank Fund
Class Name	Class C
Trading Symbol	FRBCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class C/FRBCX)	$105	1.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.94%
Net Assets	$ 873,859,174
Holdings Count | Holding	99
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$873,859,174
Total number of portfolio holdings	99
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.4%
Fifth Third Bancorp	3.1%
Huntington Bancshares, Inc.	3.1%
Citizens Financial Group, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.6%
WSFS Financial Corp.	2.4%
Popular, Inc.	2.3%
U.S. Bancorp	2.3%
East West Bancorp, Inc.	2.2%

Industry Composition
Banks	99.8%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.4%
Fifth Third Bancorp	3.1%
Huntington Bancshares, Inc.	3.1%
Citizens Financial Group, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.6%
WSFS Financial Corp.	2.4%
Popular, Inc.	2.3%
U.S. Bancorp	2.3%
East West Bancorp, Inc.	2.2%

C000173132 [Member]
Shareholder Report [Line Items]
Fund Name	Regional Bank Fund
Class Name	Class I
Trading Symbol	JRBFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class I/JRBFX)	$51	0.94%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%
Net Assets	$ 873,859,174
Holdings Count | Holding	99
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$873,859,174
Total number of portfolio holdings	99
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.4%
Fifth Third Bancorp	3.1%
Huntington Bancshares, Inc.	3.1%
Citizens Financial Group, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.6%
WSFS Financial Corp.	2.4%
Popular, Inc.	2.3%
U.S. Bancorp	2.3%
East West Bancorp, Inc.	2.2%

Industry Composition
Banks	99.8%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.4%
Fifth Third Bancorp	3.1%
Huntington Bancshares, Inc.	3.1%
Citizens Financial Group, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.6%
WSFS Financial Corp.	2.4%
Popular, Inc.	2.3%
U.S. Bancorp	2.3%
East West Bancorp, Inc.	2.2%

C000178764 [Member]
Shareholder Report [Line Items]
Fund Name	Regional Bank Fund
Class Name	Class R6
Trading Symbol	JRGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class R6/JRGRX)	$45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
Net Assets	$ 873,859,174
Holdings Count | Holding	99
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$873,859,174
Total number of portfolio holdings	99
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.4%
Fifth Third Bancorp	3.1%
Huntington Bancshares, Inc.	3.1%
Citizens Financial Group, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.6%
WSFS Financial Corp.	2.4%
Popular, Inc.	2.3%
U.S. Bancorp	2.3%
East West Bancorp, Inc.	2.2%

Industry Composition
Banks	99.8%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.4%
Fifth Third Bancorp	3.1%
Huntington Bancshares, Inc.	3.1%
Citizens Financial Group, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.6%
WSFS Financial Corp.	2.4%
Popular, Inc.	2.3%
U.S. Bancorp	2.3%
East West Bancorp, Inc.	2.2%